UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-282099-12

Central Index Key Number of the issuing entity: 0002109197

Wells Fargo Commercial Mortgage Trust 2026-C66

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-282099

Central Index Key Number of the depositor: 0000850779

Wells Fargo Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

Societe Generale Financial Corporation

(Central Index Key Number 0001755531)

JPMorgan Chase Bank, National Association

(Central Index Key Number 0000835271)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

UBS AG New York Branch

(Central Index Key Number 0001685185)

Bank of Montreal

(Central Index Key Number 0000927971)

BSPRT CMBS Finance, LLC

(Central Index Key Number 0001722518)

LMF Commercial, LLC

(Central Index Key Number 0001592182)

Starwood Mortgage Capital LLC

(Central Index Key Number 0001548405)
Natixis Real Estate Capital LLC

(Central Index Key Number 0001542256)

A.J. Sfarra, (212) 214-5613

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc. (Depositor)

Date: March 23, 2026	/s/ Anthony J. Sfarra
	By:	A.J. Sfarra, President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document